Leases (Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows from operating leases	$ 181	$ 315
Operating cash flows from operating subleases	$ 44